Current and long-term debt - Credit suisse credit facility (Details) - Credit Suisse Credit Facility [Member] - USD ($)	1 Months Ended	2 Months Ended	12 Months Ended
	Aug. 31, 2018	Sep. 30, 2018	Dec. 31, 2018	Oct. 31, 2015
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity				$ 58,400,000.0
Repayments	$ 26,500,000	$ 26,100,000	$ 53,500,000
Write-offs of deferred financing fees related to repayment of debt			$ 1,500,000